CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[2]
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,102)	$ (155)	$ (635)	[1]
Other comprehensive income/(loss), net of tax:
Unrealized gain/(loss) on marketable securities, net	14	17	(460)
Actuarial (loss)/gain relating to pensions	(3)	22	27
Other than temporary impairment of marketable securities, reclassification to Statement of Operations	0	153	752
Unrealized foreign exchange differences	0	0	(15)
Other	2	1	0
Share of other comprehensive (loss)/income from associated companies	(8)	10	10
Other comprehensive income:	5	203	314
Total comprehensive (loss)/income for the period	(3,097)	48	(321)
Comprehensive (loss)/income attributable to the non-controlling interest	(121)	34	7
Comprehensive (loss)/income attributable to the parent	$ (2,976)	$ 14	$ (328)

[1]	Text selection found with no content.
[2]	{F|ag9lfndlYmZpbGluZ3MtZXVyagsSBlhNTERvYyJeWEJSTERvY0dlbkluZm86NWJjMTQ5Y2E2M2E3NGRlOGFmNDE4NjI3YTU4Y2ZhNDl8VGV4dFNlbGVjdGlvbjpFRTUzOUMyRTYwNzk4QTA3Mzk3NjRCMzNFODNDREE1Mgw}